General and administrative expenses (Tables)	6 Months Ended
Feb. 28, 2023
General And Administrative Expenses
Schedule of General and Administrative expense

	Three months ended February 28,		Six months ended February 28,
	2023	2022	2023	2022
Directors’ fees (Note 15)	$107	$114	$214	$187
Insurance	100	111	199	233
Office and general	41	163	60	271
Shareholder information	186	184	314	297
Professional fees	136	163	237	315
Salaries and benefits(1) (Note 15)	614	411	1,098	1,039
Consulting	126	237	177	282
Severance	-	241	-	241
Share-based compensation expense(1) (Note 15)	645	533	1,398	1,513
Travel and accommodation	56	61	103	104
Depreciation(1)	18	(71)	58	10
Other	6	5	14	5
Total general and administrative expenses	$2,035	$2,152	$3,872	$4,497
(1)	As a result of adoption to amendments to IAS 16, Property, Plant and Equipment, during the year ended August 31, 2022, certain costs incurred related to Buckreef’s operating costs, post adoption, were recorded in cost of sales.